Subsequent Event - Additional Information (Detail) - Major ordinary share transactions [Member] - Charoong Thai Wire and Cable Public Company Limited [Member]
฿ / shares in Units, ฿ in Millions, $ in Millions
	Mar. 14, 2019 USD ($)	Mar. 14, 2019 THB (฿) ฿ / shares
Disclosure of non-adjusting events after reporting period [Line Items]
Approved dividend payments to its shareholders	$ 5.7	฿ 179.1
Approved dividend payments to its shareholders, per share | ฿ / shares		฿ 0.45
Dividend payment date	May 15, 2019	May 15, 2019
Dividends paid to non-controlling interests | $	$ 2.8